Revenue	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenues
Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as providing corporate management services to such entities. For a description of these contracts, see "Item 18 – Financial Statements: Note 2" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018.

Revenue Table
The following tables contain the Company’s revenue for the three and six months ended June 30, 2019 and 2018, by contract type, by segment and by business lines within segments.

	Three Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	133,684	2,369	1,456	—	8,078	(2,487)	143,100
Voyage charters	8,858	—	186,805	—	—	—	195,663
Bareboat charters	6,129	—	—	—	—	—	6,129
FPSO contracts	—	—	—	57,828	—	—	57,828
Management fees and other	2,020	—	14,016	—	39,911	(1,000)	54,947
	150,691	2,369	202,277	57,828	47,989	(3,487)	457,667

	Three Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	96,857	4,316	17,384	—	7,588	(1,439)	124,706
Voyage charters	6,767	5,719	144,328	—	—	—	156,814
Bareboat charters	5,734	—	—	—	—	—	5,734
FPSO contracts	—	—	—	66,429	—	—	66,429
Management fees and other	2,814	108	9,947	—	38,595	495	51,959
	112,172	10,143	171,659	66,429	46,183	(944)	405,642

	Six Months Ended June 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	264,459	5,131	4,866	—	14,347	(2,487)	286,316
Voyage charters	18,018	—	403,222	—	—	—	421,240
Bareboat charters	12,191	—	—	—	—	—	12,191
FPSO contracts	—	—	—	107,266	—	—	107,266
Management fees and other	3,005	—	26,690	—	84,301	(2,129)	111,867
	297,673	5,131	434,778	107,266	98,648	(4,616)	938,880

	Six Months Ended June 30, 2018
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	190,316	9,714	39,494	—	20,682	(9,418)	250,788
Voyage charters	10,390	10,470	279,970	—	—	—	300,830
Bareboat charters	11,111	—	—	—	—	—	11,111
FPSO contracts	—	—	—	132,399	—	—	132,399
Management fees and other	5,404	216	20,660	—	77,445	811	104,536
	217,221	20,400	340,124	132,399	98,127	(8,607)	799,664

The following table contains the Company's total revenue for the three and six months ended June 30, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	354,410	302,010	737,553	596,565
Interest income on lease receivables	12,969	9,954	25,763	19,914
Variable lease payments – cost reimbursements (1)	13,307	10,169	25,314	18,677
Variable lease payments – other (2)	16,320	27,426	27,144	51,708
	397,006	349,559	815,774	686,864
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,714	4,124	11,239	8,264
Management fees and other income	54,947	51,959	111,867	104,536
	60,661	56,083	123,106	112,800
Total	457,667	405,642	938,880	799,664

(1)
Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.

(2)
Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs, which are based on the volume of oil produced, the price of oil, as well as other monthly or annual operational performance measures.

Operating Leases

As at June 30, 2019, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time-charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $387.5 million (remainder of 2019), $647.4 million (2020), $533.2 million (2021), $429.7 million (2022) and $319.7 million (2023).

As at December 31, 2018, the minimum scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to time-charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $630.8 million (2019), $524.6 million (2020), $457.5 million (2021), $382.0 million (2022) and $291.8 million (2023).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after June 30, 2019 or after December 31, 2018, as applicable, revenue from unexercised option periods of contracts that existed on June 30, 2019 or on December 31, 2018, as applicable, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues accounted for under ASC 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The net carrying amount of the vessels employed on time-charter contracts, bareboat charter contracts and FPSO contracts that have been accounted for as operating leases at June 30, 2019, was $3.5 billion (December 31, 2018 – $3.4 billion). At June 30, 2019, the cost and accumulated depreciation of such vessels were $4.3 billion (December 31, 2018 – $4.3 billion) and $0.9 billion (December 31, 2018 – $0.8 billion), respectively.

Net Investment in Direct Financing Leases
Teekay LNG's time-charter contracts accounted for as direct financing leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). Teekay LNG has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby Teekay LNG estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby Teekay LNG calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
Teekay LNG has three liquefied natural gas (or LNG) carriers, excluding vessels in its equity-accounted joint ventures, which are accounted for as direct financing leases. For a description of Teekay LNG's LNG carriers accounted for as direct financing leases, see "Item 18 – Financial Statements: Note 2" to the Company's Annual Report on Form 20-F for the year ended December 31, 2018. The following table lists the components of Teekay LNG's net investments in direct financing leases:

	June 30, 2019	December 31, 2018
	$	$
Total minimum lease payments to be received	865,333	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs and other	312	329
Less unearned revenue	(592,058)	(613,394)
Total	564,685	575,163
Less current portion	(13,082)	(12,635)
Long-term portion	551,603	562,528

As at June 30, 2019, estimated minimum lease payments to be received by Teekay LNG related to its direct financing leases in each of the next five years are approximately $32.3 million (2019), $64.2 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.4 million thereafter. The leases are scheduled to end between 2029 and 2039.

As at December 31, 2018, estimated minimum lease payments to be received by Teekay LNG related to its direct financing leases in each of the next five years are approximately $64.2 million (2019), $64.3 million (2020), $64.2 million (2021), $64.2 million (2022), $64.0 million (2023) and an aggregate of $576.2 million thereafter. The leases are scheduled to end between 2029 and 2039.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at June 30, 2019, December 31, 2018, June 30, 2018 and on transition to ASC 606 on January 1, 2018, there were contract liabilities of $27.2 million, $26.4 million, $23.3 million and $29.5 million, respectively. During the three months ended June 30, 2019 and June 30, 2018, the Company recognized $20.4 million and $20.5 million of revenue, respectively, that was recognized as a contract liability at the beginning of such three-month periods. During the six months ended June 30, 2019 and June 30, 2018, the Company recognized $26.4 million and $28.9 million of revenue, respectively, that was recognized as a contract liability at the beginning of such six-month periods.